Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Leases [Member]
Leases - Schedule of Maturities of Lease Liabilities (Details) [Line Items]
2024		$ 497,344
2025	392,443	471,185
2026	345,584	350,777
2027	362,385	367,830
2028	380,025	385,735
2029	398,548	404,536
Total Lease Payments, Operating Leases	1,878,985	2,477,407
Less : Imputed Interest, Operating Leases	503,762	725,982
Total Lease Liabilities, Operating Leases	1,375,223	1,751,425
Finance Leases [Member]
Leases - Schedule of Maturities of Lease Liabilities (Details) [Line Items]
2024		1,877,744
2025	6,475,668	2,103,127
2026		3,048,501
2027		672,269
2028
2029
Total Lease Payments, Finance Leases	6,475,668	7,701,641
Less : Imputed Interest, Finance Leases	737,429	1,345,957
Total Lease Liabilities, Finance Leases	$ 5,738,239	$ 6,355,684